Variable Interest Entities (Details 6) (Non consolidated municipal bond vehicles [Member], USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	$ 13,700.0	$ 13,200.0
Noninvestment-grade [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	0	0
Investment Grade AAA to AAA- [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	1,900.0	1,600.0
Investment Grade AA+ to AA- [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	11,200.0	11,400.0
Investment Grade A+ to A- [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	600.0	200.0
Investment Grade BBB to BBB- [Member]
Ratings Profile of the VIEs' Assets [Abstract]
Fair value of assets held by VIEs	$ 0	$ 0